Fixed assets - Other intangible assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 1,895	€ 1,893	€ 3,007
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	200	318	1,521
SPAIN | Five G licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 142
MALI | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets		€ 152
POLAND | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			719
EGYPT | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			377
COTE D'IVOIRE | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			146
JORDAN | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets			€ 142